Prepaid expenses and other current assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Prepaid expenses and other current assets
Value added tax ("VAT") recoverable	$ 2,484,881	$ 2,883,914
Advance to suppliers	964,223	972,909
Funds deposited at third party payment platforms	88,693	693,930
Prepaid expenses	1,021,126	570,749
Deposits	383,362	270,234
Total	$ 4,942,285	$ 5,391,736